Restricted Assets	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Restricted Assets
44.	RESTRICTED ASSETS
As of December 31, 2023 and 2022, the following Bank’s assets are restricted:

Composition	12/31/2023	12/31/2022
Cash and deposits in banks
• Fondo de Riesgo Fintech SGR – Deposits in other entities (1).	1,051	181

Subtotal cash and deposits in banks	1,051	181

Composition (contd.)	12/31/2023	12/31/2022
Debt securities at fair value through profit or loss and Other debt securities
• Fondo de Riesgo Fintech SGR – Debt securities at fair value through profit or loss and other debt securities (1).	13,198,194	14,764,011
• Argentine government discount bonds in dual currency - Maturity: 02/28/2024 as of December 31, 2023 and Argentine government Treasury bonds in pesos adjusted by CER 1.40% - Maturity 03/27/2023, as of December 31, 2022, for the contribution to the Guarantee Fund II in BYMA according to section 45, Law 26831 and supplementary regulations established by CNV standards (NT 2013, as amended).	1,270,908	46,372
• Discount bonds in pesos regulated by Argentine legislation, maturing in 2033, to guarantee the Credit Program for Production Reactivation of the Province of San Juan. Auction No. 2.	948,601
• Discount bonds in pesos regulated by Argentine legislation, maturing in 2033 for the minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013, as amended, of the Argentine Securities Commission (CNV).	273,824	289,160
• Argentine government Treasury bonds in pesos adjusted by CER 2% – Maturity: 11/09/2023, to guarantee the Credit Program for Production Reactivation of the Province of San Juan.	236,952
• Discount bonds in pesos regulated by Argentine legislation, maturing in 2033, as of December 31, 2023 and Argentine government Treasury bonds in pesos adjusted by CER 1.40% - Maturity 03/27/2023 as of December 31, 2022, to guarantee the sectoral Credit Program of the Province of San Juan, production investment financing fund.	142,642	259,462
• Discount bonds in pesos regulated by Argentine legislation, maturing in 2033, as of December 31, 2023 and Argentine government Treasury bonds in pesos adjusted by CER 1.40% - Maturity 03/27/2023 as of December 31, 2022, to guarantee the Regional Economies Competitiveness Program – IDB loan No. 3174/OC-AR.	15,046	104,888
• Argentine government Treasury bills in pesos adjusted by CER – Maturity: 02/17/2023.		463,748
• Other.	400,448

Subtotal Debt securities at fair value through profit or loss and Other debt securities	16,486,615	15,927,641

Other financial assets
• Interests derived from contributions made as protector partner (2).	8,171,284	7,516,007
• Fondo de Riesgo Fintech SGR – Mutual fund shares (1).	1,768,691	375,252
• Financial instruments for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013, as amended, of the CNV.	338,679	452,946
• Sundry debtors – other.	285,858	27,363
• Sundry debtors – attachment within the scope of the claim filed by the DGR against the CABA for turnover tax differences.	827	2,575

Subtotal Other financial assets	10,565,339	8,374,143

Loans and other financing
• Fondo de Riesgo Fintech SGR – Loans and other financing (1).	190,204	15,882

Subtotal Loans and other financing	190,204	15,882

Composition (contd.)	12/31/2023	12/31/2022
Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	68,117,546	77,305,537
• For securities forward contracts.	30,446,725
• Guarantee deposits related to credit and debit card transactions.	8,498,400	12,591,964
• Other guarantee deposits.	25,828,413	5,456,384

Subtotal Financial assets delivered as guarantee	132,891,084	95,353,885

Other non-financial assets
• Real property related to a call option sold.	7,440,213	7,648,643
• Fondo de Riesgo Fintech SGR – Other non-financial assets (1).	11,027	40,352

Subtotal Other non-financial assets	7,451,240	7,688,995

Total	167,585,533	127,360,727

(1)
According to Law 24467, as amended, and Fintech SGR By-Law, this entity has a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.

(2)
As of December 31, 2023 it is related to the risk fund Fintech SGR, Alianza SGR and Innova SGR. As of December 31, 2022 it is related to the risk fund Fintech SGR and Garantizar SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.